Protective Foundation (Details) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Protective Foundation Explanatory [Abstract]
Common shares authorized	110,000,000
Preferred shares authorized	110,000,000
Price per share	€ 0.12
Percentage of issued capital	100.00%
Reimburse expenses	€ 45	€ 30